Investments in Associates and Joint Ventures - Changes in Accumulated Impairment Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ 55,427	₱ 46,130
Additional impairment (Note 4)	20	111	₱ 5,633
Balances at end of the year	53,863	55,427	46,130
Accumulated Impairment Losses [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	2,509	4,118
Additional impairment (Note 4)	34	172
Translation and other adjustments		(1,781)
Balances at end of the year	₱ 2,543	₱ 2,509	₱ 4,118